ICON International Equity Fund
ICON INTERNATIONAL EQUITY FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 21 of the Fund’s prospectus, and in “Sales Charge” in the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - ICON International Equity Fund - USD ($)		Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	[1]	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	[1]	1.00%	[2]	1.00%	none
Redemption Fee		none		none	none
Wire Redemption Fee		$ 15		$ 15	$ 15
[1]	The Maximum Sales Charge (Load) and the Maximum Deferred Sales Charge (Load) will not be applied to grandfathered pre-merger Class I shareholders.
[2]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ICON International Equity Fund		Class A	Class C	Class S
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.87%	0.82%	0.41%
Total Annual Fund Operating Expenses		2.12%	2.82%	1.41%
Expense Reimbursements	[1],[2]	(0.31%)	(0.26%)	none
Total Annual Fund Operating Expenses		1.81%	2.56%	1.41%
[1]	ICON has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.80%, an annual rate for Class C of 2.55% and an annual rate of 1.55% for Class S. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days' written notice of termination to the Fund's Board of Trustees. ICON is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.
[2]	The Maximum Sales Charge (Load) and the Maximum Deferred Sales Charge (Load) will not be applied to grandfathered pre-merger Class I shareholders.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - ICON International Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	842	1,112	1,499	2,724
Class C	359	796	1,360	3,013
Class S	144	447	772	1,691

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
ICON International Equity Fund | Class C | USD ($)	259	796	1,360	3,013

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 192.93% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in foreign equity securities. Foreign equity securities refer to securities of issuers, wherever organized, whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside the United States. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice.

ICON believes that equity markets go through themes over time, simply stated, stocks in industries that were market leaders at one time tend to become overpriced relative to intrinsic value, and stocks in industries that were not in favor tend to drop below intrinsic value. The Fund will sell industries ICON believes are overpriced and buy industries we believe are underpriced. The Fund may invest up to 25% of its assets in a single industry. ICON’s combination of industry rotation and bottom-up valuation distinguishes us from other investment managers. Equity securities in which the Fund may invest include common and preferred stocks of companies of any market capitalization.
Principal Investment Risks
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:
  Foreign Investment Risk.  Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.
  Industry and Concentration Risk.  Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broad categories called sectors. The Fund may overweight industries within various sectors and may invest up to 25% of the Fund's total assets in a single industry. The fact that the Fund may overweight a specific industry or industries may cause the Fund's performance to be more susceptible to political, economic, business or other developments that affect those industries or sectors. This overweighting means the Fund may be less diverse and more volatile than its benchmark.
  Small and Mid-Size Company Risk.  The Fund may invest in small or mid-size companies which in turn may offer greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.
  Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S Shares
Best Quarter: Q2 2009 29.20% Worst Quarter: Q3 2011 -29.78%
[1]	Class S merged with and into Class Z effective January 23, 2012 and the Class Z was renamed Class S. Class I merged with and into Class A effective January 23, 2012. Former Class S and Class I shareholder performance may vary.

Average Annual Total Returns for the Periods ended 12/31/14
Average Annual Total Returns - ICON International Equity Fund		Inception Date	1 Year	5 Years	10 Years	Since Inception
Class S	[1]	Feb. 18, 1997	(8.98%)	0.56%	3.22%	5.06%
Class S | Return After Taxes on Distributions	[1]	Feb. 18, 1997	(9.00%)	0.48%	2.59%	4.05%
Class S | Return After Taxes on Distributions and Sale of Fund Shares	[1]	Feb. 18, 1997	(5.07%)	0.45%	2.63%	3.98%
Class S | MSCI ACWI ex-U.S. (reflects no deduction for fees, expenses, or taxes)	[1]	Feb. 18, 1997	(3.44%)	4.89%	5.60%	5.24%
Class A	[1]	May 31, 2006	(14.64%)	(1.00%)		(1.60%)
Class A | MSCI ACWI ex-U.S. (reflects no deduction for fees, expenses, or taxes)	[1]	May 31, 2006	(3.44%)	4.89%		3.44%
Class C	[1]	Feb. 19, 2004	(11.03%)	(0.56%)	1.93%	2.24%
Class C | MSCI ACWI ex-U.S. (reflects no deduction for fees, expenses, or taxes)	[1]	Feb. 19, 2004	(3.44%)	4.89%	5.60%	6.45%
[1]	Class S merged with and into Class Z effective January 23, 2012 and the Class Z was renamed Class S. Class I merged with and into Class A effective January 23, 2012. Former Class S and Class I shareholder performance may vary.

After-tax performance is shown only for the Fund’s Class S Shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.